Investment Securities (Details) - Schedule of carrying amount and fair value of the investment securities - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-Sale [Line Items]
Aggregate cost basis	¥ 243,542,140	¥ 845,888,854
Profits and losses from fair value changes	795,587	1,158,441
Aggregate fair value	244,337,727	847,047,295
Wealth management products [Member]
Debt Securities, Available-for-Sale [Line Items]
Aggregate cost basis	243,542,140	845,888,854
Profits and losses from fair value changes	795,587	1,158,441
Aggregate fair value	¥ 244,337,727	¥ 847,047,295